Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-diluted (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	5,148,775	1,425,793	4,810,468	2,151,357
Warrants to Purchase Common Stock [Member]
Total	920,424	1,229,700	937,904	1,955,264
Series C-1 Convertible Preferred Stock [Member]
Total	196,093	196,093	196,093	196,093
Convertible Notes [Member]
Total	4,032,258		3,676,471